Accrued and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accrued and Other Current Liabilities [Abstract]
Accrued and Other Current Liabilities

Note 11. Credit Facilities and Long-Term Debt

(in millions)	March 31, 2012	December 31, 2011
Short-term borrowings and current maturities of long-term debt	$4	$5
3.55% Senior Notes due 2016 (a)	600	600
4.875% Senior Notes due 2021 (a)	600	600
Other	3	2
Unamortized discount (b)	(1)	(1)

Long-term debt	$1,202	$1,201

Total debt	$1,206	$1,206

(a)	The fair value of our Senior Notes was primarily determined using prices for the identical security obtained from an external pricing service, which is considered a Level 2 input. As of March 31, 2012 and December 31, 2011, the fair value of our Senior Notes due 2016 was $627 million and $625 million, respectively, and the fair value of our Senior Notes due 2021 was $645 million and $642 million, respectively.
(b)	The unamortized discount is recognized as a reduction in the carrying value of the Senior Notes in the Condensed Consolidated Balance Sheets and is being amortized to interest expense in our Condensed Consolidated and Combined Income Statements over the expected remaining terms of the Senior Notes.

Senior Notes

On September 20, 2011, we issued 3.55% Senior Notes of $600 million aggregate principal amount due September 2016 (the “2016 Notes”) and 4.875% Senior Notes of $600 million aggregate principal amount due October 2021 (the “2021 Notes” and together with the 2016 Notes, the “Senior Notes”). The issuance resulted in gross proceeds of $1.2 billion, offset by $9 million in debt issuance costs which were capitalized and are included within other assets. The Senior Notes include covenants which restrict our ability, subject to exceptions, to incur debt secured by liens and engage in sale and lease-back transactions, as well as provide for customary events of default (subject, in certain cases, to receipt of notice of default and/or customary grace and cure periods), including but not limited to, (i) failure to pay interest for 30 days, (ii) failure to pay principal when due, (iii) failure to perform any other covenant for 90 days after receipt of notice from the trustee or from holders of 25% of the outstanding principal amount and (iv) certain events of bankruptcy, insolvency or reorganization. We may redeem the Senior Notes, as applicable, in whole or in part, at any time at a redemption price equal to the principal amount of the Senior Notes to be redeemed, plus a make-whole premium. As of March 31, 2011, we were in compliance with all covenants. If a change of control of Xylem triggering event occurs, we will be required to make an offer to purchase the Senior Notes at a price equal to 101% of their principal amount plus accrued and unpaid interest to the date of repurchase.

Interest on the Senior Notes accrues from September 20, 2011. Interest on the 2016 Notes is payable on March 20 and September 20 of each year, commencing on March 20, 2012. Interest on the 2021 Notes is payable on April 1 and October 1 of each year, commencing on April 1, 2012.

On September 20, 2011, ITT, Xylem and the initial purchasers of the Senior Notes entered into a registration rights agreement with respect to the Senior Notes (“Registration Rights Agreement”). Xylem agreed to (i) file a registration statement on an appropriate registration form with respect to a registered offer to exchange the Senior Notes for new notes, with terms substantially identical in all material respects and (ii) cause the registration statement to be declared effective under the Securities Act.

If the exchange offer is not completed within 365 days after the issue date, we will use our reasonable best efforts to file and to have declared effective a shelf registration statement relating to the resale of the Senior Notes.

If we fail to satisfy this obligation (a registration default) under the Registration Rights Agreement, the annual interest rate on the Senior Notes will increase by 0.25% and increase by an additional 0.25% for each subsequent 90-day period during which the registration default continues, up to a maximum additional interest rate of 1.00% per year. If the registration default is corrected, the applicable interest rate will revert to the original level. In the event that we must pay additional interest, it will be paid to the holders of the Senior Notes in cash on the same dates that it makes other interest payments on the Senior Notes until the registration default is corrected.

Four Year Competitive Advance and Revolving Credit Facility

Effective October 31, 2011, Xylem and its subsidiaries entered into a Four Year Competitive Advance and Revolving Credit Facility (the “Credit Facility”) with JPMorgan Chase Bank, N.A., as agent, and a syndicate of lenders. The credit facility provides for an aggregate principal amount of up to $600 million of (i) a competitive advance borrowing option which will be provided on an uncommitted competitive advance basis through an auction mechanism (the “competitive loans”), (ii) revolving extensions of credit (the “revolving loans”) outstanding at any time and (iii) the issuance of letters of credits in a face amount not in excess of $100 million outstanding at any time.

At our election, the interest rate per annum applicable to the competitive advances will be based on either (i) a Eurodollar rate determined by reference to LIBOR, plus an applicable margin offered by the lender making such loans and accepted by us or (ii) a fixed percentage rate per annum specified by the lender making such loans. At our election, interest rate per annum applicable to the revolving loans will be based on either (i) a Eurodollar rate determined by reference to LIBOR, adjusted for statutory reserve requirements, plus an applicable margin or (ii) a fluctuating rate of interest determined by reference to the greatest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) the U.S. Federal Funds effective rate plus half of 1% or (c) the Eurodollar rate determined by reference to LIBOR, adjusted for statutory reserve requirements, in each case, plus an applicable margin.

In accordance with the terms, we may not exceed a maximum leverage ratio of 3.50 (based on a ratio of total debt to earnings before interest, taxes, depreciation and amortization) throughout the term. The Credit Facility also contains limitations on, among other things, incurring debt, granting liens, and entering sale and leaseback transactions. In addition, the Credit Facility contains other terms and conditions such as customary representations and warranties, additional covenants and customary events of default.

Note 8. Credit Facilities and Long-Term Debt

Total debt outstanding is summarized as follows:

(in millions)	2011	2010
Short-term borrowings and current maturities of long-term debt	$5	$—

3.55% Senior Notes due 2016 (a)	600	—
4.875% Senior Notes due 2021 (a)	600	—
Other	2	4
Unamortized discount (b)	(1)	—

Long-term debt	$1,201	$4

Total Debt	$1,206	$4

(a)	The fair value of our Senior Notes was primarily determined using prices for the identical security obtained from an external pricing service, which is considered a Level 2 input. As of December 31, 2011, the fair value of our Senior Notes due 2016 was $625 million and the fair value of our Senior Notes due 2021 was $642 million.
(b)	The unamortized discount is recognized as a reduction in the carrying value of the Senior Notes in the Consolidated and Combined Balance Sheets and is being amortized to interest expense in our Consolidated and Combined Income Statements over the expected remaining terms of the Senior Notes.

Deferred Financing Costs

We had deferred financing costs of $10 million as of December 31, 2011 related to our revolving credit facility and Senior Notes. Scheduled amortization for future years, assuming no further prepayments of principal, are $2 million in 2012, $2 million in 2013, $2 million in 2014, $1 million in 2015, $1 million in 2016 and $2 million thereafter.

Senior Notes

On September 20, 2011, we issued 3.55% Senior Notes of $600 million aggregate principal amount due 2016 (the “2016 Notes”) and 4.875% Senior Notes of $600 million aggregate principal amount due 2021 (the “2021 Notes” and together with the 2016 Notes, the “Senior Notes”). The issuance resulted in gross proceeds of $1.2 billion, offset by $9 million in debt issuance costs which were capitalized and are included within other assets. The Senior Notes include covenants which restrict our ability, subject to exceptions, to incur debt secured by liens and engage in sale and lease-back transactions, as well as provide for customary events of default (subject, in certain cases, to receipt of notice of default and/or customary grace and cure periods), including but not limited to, (i) failure to pay interest for 30 days, (ii) failure to pay principal when due, (iii) failure to perform any other covenant for 90 days after receipt of notice from the trustee or from holders of 25% of the outstanding principal amount and (iv) certain events of bankruptcy, insolvency or reorganization. We may redeem the Senior Notes, as applicable, in whole or in part, at any time at a redemption price equal to the principal amount of the Senior Notes to be redeemed, plus a make-whole premium. As of December 31, 2011, we were in compliance with all covenants. If a change of control of Xylem triggering event occurs, we will be required to make an offer to purchase the Senior Notes at a price equal to 101% of their principal amount plus accrued and unpaid interest to the date of repurchase.

Interest on the Senior Notes accrues from September 20, 2011. Interest on the 2016 Notes is payable on March 20 and September 20 of each year, commencing on March 20, 2012. Interest on the 2021 Notes is payable on April 1 and October 1 of each year, commencing on April 1, 2012.

The net proceeds received from the offering of the Senior Notes was used to pay a special cash dividend to ITT, to repay indebtedness incurred to fund the Company’s acquisition of YSI and for general corporate purposes.

On September 20, 2011, ITT, Xylem and the initial purchasers of the Senior Notes entered into a registration rights agreement with respect to the Senior Notes (“Registration Rights Agreement”). Xylem agreed to (i) file a registration statement on an appropriate registration form with respect to a registered offer to exchange the Senior Notes for new notes, with terms substantially identical in all material respects and (ii) cause the registration statement to be declared effective under the Securities Act.

If the exchange offer is not completed within 365 days after the issue date, we will use our reasonable best efforts to file and to have declared effective a shelf registration statement relating to the resale of the Senior Notes.

If we fail to satisfy this obligation (a registration default) under the Registration Rights Agreement, the annual interest rate on the Senior Notes will increase by 0.25% and increase by an additional 0.25% for each subsequent 90-day period during which the registration default continues, up to a maximum additional interest rate of 1.00% per year. If the registration default is corrected, the applicable interest rate will revert to the original level.

In the event that we must pay additional interest, it will be paid to the holders of the Senior Notes in cash on the same dates that it makes other interest payments on the Senior Notes until the registration default is corrected.

Four Year Competitive Advance and Revolving Credit Facility

Effective October 31, 2011, Xylem and its subsidiaries entered into a Four Year Competitive Advance and Revolving Credit Facility (the “Credit Facility”) with JPMorgan Chase Bank, N.A., as agent, and a syndicate of lenders. The Credit Facility provides for an aggregate principal amount of up to $600 million of (i) a competitive advance borrowing option which will be provided on an uncommitted competitive advance basis through an auction mechanism (the “competitive loans”), (ii) revolving extensions of credit (the “revolving loans”) outstanding at any time and (iii) the issuance of letters of credits in a face amount not in excess of $100 million outstanding at any time.

At our election, the interest rate per annum applicable to the competitive advances will be based on either (i) a Eurodollar rate determined by reference to LIBOR, plus an applicable margin offered by the lender making such loans and accepted by us or (ii) a fixed percentage rate per annum specified by the lender making such loans. At our election, interest rate per annum applicable to the revolving loans will be based on either (i) a Eurodollar rate determined by reference to LIBOR, adjusted for statutory reserve requirements, plus an applicable margin or (ii) a fluctuating rate of interest determined by reference to the greatest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) the U.S. Federal Funds effective rate plus half of 1% or (c) the Eurodollar rate determined by reference to LIBOR, adjusted for statutory reserve requirements, in each case, plus an applicable margin.

In accordance with the terms, we may not exceed a maximum leverage ratio of 3.50 (based on a ratio of total debt to EBITDA) throughout the term. The Credit Facility also contains limitations on, among other things, incurring debt, granting liens, and entering sale and leaseback transactions. In addition, the Credit Facility contains other terms and conditions such as customary representations and warranties, additional covenants and customary events of default.